Litigation	6 Months Ended
Jun. 30, 2014
Litigation
29 Litigation

The Group is involved in a number of judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its businesses. The Group’s material proceedings, related provisions and estimate of the aggregate range of reasonably possible losses that are not covered by existing provisions are described in Note 38 – Litigation in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2013 and updated in subsequent quarterly reports (including those discussed below). Some of these proceedings have been brought on behalf of various classes of claimants and seek damages of material and/or indeterminate amounts.

The Group accrues loss contingency litigation provisions and takes a charge to income in connection with certain proceedings when losses, additional losses or ranges of loss are probable and reasonably estimable. The Group also accrues litigation provisions for the estimated fees and expenses of external lawyers and other service providers in relation to such proceedings, including in cases for which it has not accrued a loss contingency provision. The Group accrues these fee and expense litigation provisions and takes a charge to income in connection therewith when such fees and expenses are probable and reasonably estimable. The Group reviews its legal proceedings each quarter to determine the adequacy of its litigation provisions and may increase or release provisions based on management’s judgment and the advice of counsel. The establishment of additional provisions or releases of litigation provisions may be necessary in the future as developments in such proceedings warrant.

The specific matters described include (a) proceedings where the Group has accrued a loss contingency provision, given that it is probable that a loss may be incurred and such loss is reasonably estimable; and (b) proceedings where the Group has not accrued such a loss contingency provision for various reasons, including, but not limited to, the fact that any related losses are not reasonably estimable. The description of certain of the matters includes a statement that the Group has established a loss contingency provision and discloses the amount of such provision; for the other matters no such statement is made. With respect to the matters for which no such statement is made, either (a) the Group has not established a loss contingency provision, in which case the matter is treated as a contingent liability under the applicable accounting standard, or (b) the Group has established such a provision but believes that disclosure of that fact would violate confidentiality obligations to which the Group is subject or otherwise compromise attorney-client privilege, work product protection or other protections against disclosure or compromise the Group’s management of the matter. The future outflow of funds in respect of any matter for which the Group has accrued loss contingency provisions cannot be determined with certainty based on currently available information, and accordingly may ultimately prove to be substantially greater (or may be less) than the provision that is reflected on the Group’s balance sheet.

It is inherently difficult to determine whether a loss is probable or even reasonably possible or to estimate the amount of any loss or loss range for many of the Group’s legal proceedings. Estimates, by their nature, are based on judgment and currently available information and involve a variety of factors, including, but not limited to, the type and nature of the proceeding, the progress of the matter, the advice of counsel, the Group’s defenses and its experience in similar matters, as well as its assessment of matters, including settlements, involving other defendants in similar or related cases or proceedings. Factual and legal determinations, many of which are complex, must be made before a loss, additional losses or ranges of loss can be reasonably estimated for any proceeding.

Most matters pending against the Group seek damages of an indeterminate amount. While certain matters specify the damages claimed, such claimed amount may not represent the Group’s reasonably possible losses. For certain of the proceedings discussed the Group has disclosed the amount of damages claimed and certain other quantifiable information that is publicly available.

The Group’s aggregate litigation provisions include estimates of losses, additional losses or ranges of loss for proceedings for which such losses are probable and can be reasonably estimated. The Group does not believe that it can estimate an aggregate range of reasonably possible losses for certain of its proceedings because of their complexity, the novelty of some of the claims, the early stage of the proceedings, the limited amount of discovery that has occurred and/or other factors. The Group’s estimate of the aggregate range of reasonably possible losses that are not covered by existing provisions for the proceedings discussed in Note 38 referenced above and updated in quarterly reports (including below) for which the Group believes an estimate is possible is zero to CHF 1.0 billion.

In 2Q14, the Group recorded net litigation provisions of CHF 1,807 million. After taking into account its litigation provisions, the Group believes, based on currently available information and advice of counsel, that the results of its legal proceedings, in the aggregate, will not have a material adverse effect on the Group’s financial condition. However, in light of the inherent uncertainties of such proceedings, including those brought by regulators or other governmental authorities, the ultimate cost to the Group of resolving such proceedings may exceed current litigation provisions and any excess may be material to its operating results for any particular period, depending, in part, upon the operating results for such period.

Research-related litigation

This case was brought against Credit Suisse Securities (USA) LLC (CSS LLC) on behalf of a class of purchasers of common shares of the former AOL Time Warner Inc. (AOL) who have alleged that CSS LLC’s equity research coverage of AOL between January 2001 and July 2002 was false and misleading. On January 13, 2012, the US District Court for the District of Massachusetts granted summary judgment in favor of the defendants upon its determination to preclude a plaintiff expert witness. The plaintiffs appealed the summary judgment decision. On May 14, 2014, the circuit court affirmed the grant of summary judgment. The plaintiffs subsequently moved for rehearing and rehearing en banc.

Mortgage-related matters

The amounts disclosed below do not reflect actual realized plaintiff losses to date or anticipated future litigation exposure. Rather, unless otherwise stated, these amounts reflect the original unpaid principal balance amounts as alleged in these actions and do not include any reduction in principal amounts since issuance.

Individual investor actions

On May 20, 2014, Commerzbank AG London Branch filed a complaint against CSS LLC and certain of its affiliates and other financial institutions in the Supreme Court for the State of New York, New York County (SCNY), in which claims against CSS LLC and its affiliates relate to approximately USD 121 million of the RMBS at issue (approximately 6% of the USD 1.9 billion at issue against all defendants in the operative pleading), reducing the RMBS at issue for CSS LLC and its affiliates as stated in the summons filed on December 26, 2013 by approximately USD 27 million. On May 21, 2014, following a settlement, the Illinois state court presiding in the action brought by the Federal Home Loan Bank of Chicago dismissed with prejudice all claims against CSS LLC in the last remaining action filed by the Federal Home Loan Bank of Chicago against CSS LLC, relating to approximately USD 38 million of RMBS at issue against CSS LLC. On June 3, 2014, the SCNY dismissed with prejudice certain claims in the action against CSS LLC and its affiliates brought by Deutsche Zentral-Genossenschaftsbank AG, New York Branch, reducing the RMBS at issue for CSS LLC and its affiliates from approximately USD 138 million to approximately USD 111 million. On July 3, 2014, following a settlement, the Indiana state court presiding in the action brought by the Federal Home Loan Bank of Indianapolis dismissed with prejudice all claims against CSS LLC, relating to approximately USD 224 million of RMBS at issue against CSS LLC.

Monoline insurer disputes

On July 14, 2014, the SCNY ruled from the bench following oral argument and granted CSS LLC’s motion to dismiss all claims in the action filed by CIFG Assurance North America, Inc. (CIFG) without prejudice relating to financial guaranty insurance issued by CIFG on a credit default swap guaranteeing payment on approximately USD 396 million of notes of a collateralized debt obligation.

Tax and securities law matters

Since 2011, Credit Suisse had been responding to subpoenas and other requests for information from the United States Department of Justice (DOJ), the US Securities and Exchange Commission (SEC) and other authorities involving historical Private Banking services provided on a cross-border basis to US persons. US authorities were investigating possible violations of US tax and securities laws. In particular, the DOJ was investigating whether US clients violated their US tax obligations and whether Credit Suisse and certain of its employees assisted such clients. The SEC investigated whether certain of our relationship managers triggered obligations for Credit Suisse or the relationship managers in Switzerland to register with the SEC as a broker-dealer or investment advisor. A limited number of current or former employees have been indicted and two former employees have pleaded guilty (in one case, as to conduct while employed at other financial institutions that did not involve Credit Suisse and in the other case as to conduct while employed at a former Credit Suisse subsidiary prior to 2006 and other financial institutions after 2006). Credit Suisse received a grand jury target letter from the DOJ in July 2011. We understand that certain US authorities are also investigating other Swiss and non-US financial institutions.

On February 21, 2014, Credit Suisse AG reached a settlement with the SEC that resolved the SEC’s investigation regarding registration as an investment advisor and broker-dealer. In a settled administrative and cease-and-desist proceeding, the SEC charged Credit Suisse AG with violating Section 15(a) of the US Securities Exchange Act of 1934 (Exchange Act) and Section 203(a) of the US Investment Advisers Act of 1940 (Advisers Act). Specifically, the SEC’s Order found that from at least 2002 through its exit from the US cross-border securities business which Credit Suisse AG began in 2008, Credit Suisse AG, through actions of certain of its relationship managers, violated the federal securities laws by providing certain cross-border brokerage and investment advisory services to US clients at a time when Credit Suisse AG was not registered with the SEC as a broker-dealer or investment advisor. As part of the settlement of the investigation, Credit Suisse AG agreed, among other things, to cease-and-desist from committing or causing any future violations of Section 15(a) of the Exchange Act or Section 203(a) of the Advisers Act and to pay approximately USD 196 million, inclusive of disgorgement of approximately USD 82 million, prejudgment interest of approximately USD 64 million, and a civil money penalty in the amount of USD 50 million. Credit Suisse AG also agreed to the appointment of an independent consultant who will review its cross-border compliance policies with respect to the US securities laws and will verify that Credit Suisse AG has exited the US cross-border business.

On May 19, 2014, Credit Suisse AG entered into a settlement regarding all outstanding US cross-border matters, including agreements with the DOJ, the New York State Department of Financial Services (DFS) and the Board of Governors of the US Federal Reserve System (Fed). As part of the settlement, Credit Suisse AG entered a guilty plea to one count of conspiracy to assist US customers in presenting false income tax returns to the US Internal Revenue Service (IRS) in violation of Title 18, US Code section 371, in connection with the former Swiss-based cross border Private Banking business. In total, Credit Suisse AG agreed to pay USD 2,815 million comprised of the following components: (a) USD 2,000 million for the DOJ, including USD 666.5 million in restitution to the IRS and USD 1,333.5 million as a fine (including USD 196 million for the SEC as described in the preceding paragraph); (b) USD 715 million for the DFS; and (c) USD 100 million for the Fed. In prior quarters, Credit Suisse had taken litigation provisions totaling CHF 892 million related to this matter. As a result, the pre-tax impact of the final settlement in the second quarter 2014 was CHF 1,618 million and the after-tax impact was CHF 1,598 million. The amount due to the DOJ, including the part thereof allocated to the IRS, is expected to be paid following the sentencing hearing for Credit Suisse AG. The penalties due to the SEC, Fed and DFS were paid in May 2014. In addition to such payments, Credit Suisse AG agreed, among other things, to engage an independent corporate monitor reporting to the DFS (a separate position from the independent consultant agreed to in the settlement with the SEC), provide ongoing reports to various agencies and terminate the employment of certain individuals at Credit Suisse AG associated with the improper conduct.

Net new assets-related matters

On February 26, 2014, the United States Senate Permanent Subcommittee on Investigations issued a report that included a discussion of Credit Suisse’s determinations about and disclosures of net new assets and, as previously disclosed, Credit Suisse is conducting a review of this topic. The SEC is also conducting an investigation. The disclosure of net new assets is required by banks operating in Switzerland pursuant to Guidelines on Accounting Standards issued by the FINMA.

Alternative trading systems

Credit Suisse is responding to inquiries from various governmental and regulatory authorities concerning the operation of its alternative trading systems, and is cooperating with those requests. Credit Suisse Group AG is also among more than thirty defendants named in putative class action complaints filed in the US District Court for the Southern District of New York since April 2014, alleging violations of US securities laws related to high-frequency trading.